PUBLIC OFFERING (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Public Offering (Details) [Line Items]
Purchase price per unit (in Dollars per share) | $ / shares	$ 11.50
Initial Public Offering [Member]
Public Offering (Details) [Line Items]
Sale of units | shares	41,400,000
Purchase price per unit (in Dollars per share) | $ / shares	$ 10.00
Public offering, description	Each Unit consists of one share of common stock and one-third of one redeemable warrant redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Sale of units | shares	5,400,000